As filed with the Securities and Exchange Commission on December 6, 2017

File No. 333-220546

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No. ___

☒ Post-Effective Amendment No. 1

(Check appropriate box or boxes)

MIRAE ASSET DISCOVERY FUNDS

(Exact Name of Registrant as Specified in Charter)

625 Madison Avenue, 3rd Floor

New York, New York 10022

(Address of Principal Executive Offices)

(212) 205-8300

(Registrant's Telephone Number, including Area Code)

Name and Address of Agent for Service: Michael P. Malloy One Logan Square, Suite 2000 Philadelphia, Pennsylvania 19103-6996	With a copy to: Peter T. C. Lee Mirae Asset Discovery Funds 625 Madison Avenue, 3rd Floor New York, New York 10022

EXPLANATORY NOTE

The Prospectus/Information Statement and Statement of Additional Information, each in the form filed on October 25, 2017 pursuant to Rule 498 of the General Rules and Regulations under the Securities Act of 1933, as amended (File No. 333-220546), are incorporated herein by reference.

This Amendment is being filed for the sole purpose of adding the executed tax opinion of Drinker Biddle & Reath LLP, supporting the tax matters discussed in the Prospectus/Information Statement, as Exhibit 12 to Part C of the Registration Statement.

MIRAE ASSET DISCOVERY FUNDS

PART C

OTHER INFORMATION

Item 15. Indemnification:

Reference is made to Article VIII of the Registrant’s Agreement and Declaration of Trust, Section 7(A) of the Registrant’s Services Agreement and Section 7 of the Registrant’s Distribution Agreement.

Article VIII of Registrant’s Agreement and Declaration of Trust dated April 7, 2010 provides as follows:

The Trust shall indemnify each of its Trustees, Advisory Board Members and officers and persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor, or otherwise, and may indemnify any trustee, director or officer of a predecessor organization (each an “Indemnified Person”), against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and expenses including reasonable accountants’ and counsel fees) reasonably incurred in connection with the defense or disposition of any action, suit or other proceeding of any kind and nature whatsoever, whether brought in the right of the Trust or otherwise, and whether of a civil, criminal or administrative nature, before any court or administrative or legislative body, including any appeal therefrom, in which he or she may be involved as a party, potential party, non-party witness or otherwise or with which he may be threatened, while as an Indemnified Person or thereafter, by reason of being or having been such an Indemnified Person, except that no Indemnified Person shall be indemnified against any liability to the Trust or its Shareholders to which such Indemnified Person would otherwise be subject by reason of bad faith, willful misconduct, gross negligence or reckless disregard of his duties involved in the conduct of such Indemnified Person’s office (such willful misconduct, bad faith, gross negligence or reckless disregard being referred to herein as “Disabling Conduct”). Expenses, including accountants’ and counsel fees so incurred by any such Indemnified Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Trust or a Series in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Indemnified Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article VIII and either (i) such Indemnified Person provides security for such undertaking, (ii) the Trust is insured against losses arising by reason of such payment, or (iii) a majority of a quorum of disinterested, non-party Trustees, or independent legal counsel in a written opinion, determines, based on a review of readily available facts, that there is reason to believe that such Indemnified Person ultimately will be found entitled to indemnification.

Section 7(A) of the Services Agreement provides that the Registrant will indemnify the Administrator, its affiliates and its and their respective officer, director, employees and representatives for, and will defend and hold each Indemnity harmless from, all losses, costs, damages and expenses (including reasonable legal fees) incurred by the Administrator or such person in any action or proceeding between the Administrator and any third party arising from or in connection with the performance of the Services Agreement imposed on, incurred by, or asserted against the Administrator in connection with or arising out of the following: (i) the Services Agreement, except any loss resulting from the bad faith, willful misfeasance, negligence or reckless disregard of the Administrator, in each case in connection with the services set forth in the Agreement; or (ii) any alleged untrue statement of a material fact contained in any registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Registrant of the Registrant or arising out of or based upon any alleged omission to state a material fact required to be stated in any such document or necessary to make the statements in any such document not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished in writing to the Registrant by the Administrator specifically for use in the Offering Document.

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Section 7 of the Distribution Agreement states that the Registrant shall indemnify, defend and hold harmless the Distributor, its affiliates and each of their respective members, managers, directors, officers, employees, representatives and any person who controls or previously controlled the Distributor within the meaning of the Securities Act of 1933 (the “Distributor Indemnitees”) free and harmless from and against any and all losses, claims, demands, liabilities, damages and expenses (including the costs of investigating or defending any alleged losses, claims, demands, liabilities, damages or expenses and any reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Registrant  (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law.  However, the Registrant is not obligated to indemnify any of the Distributor Indemnitees shall not be deemed to cover any losses arising out of any untrue statement or alleged untrue statement or omission or alleged omission made in the Registration Statement, Prospectus, annual or interim report, or any such advertising materials or sales literature in reliance upon and in conformity with information relating to the Distributor and furnished to the Registrant or its counsel by the Distributor in writing and acknowledging the purpose of its use. Additionally, the Registrant’s obligation to indemnify, defend and hold free and harmless the Distributor Indemnitees shall not apply to the extent that losses resulted from the Distributor’s willful misfeasance, bad faith, or gross negligence in the performance of its duties under the Distribution Agreement or by reason of its reckless disregard of its obligations under the Distribution Agreement.

Item 16.	Exhibits:
1 (a)	Mirae Asset Discovery Funds (the “Registrant”) Certificate of Trust filed April 7, 2010. (b)
(b)	Amendment to the Certificate of Trust. (g)
(c)	Amendment to the Certificate of Trust.(j)
(d)	Amendment to the Certificate of Trust.(k)
(e)	Amendment to the Certificate of Trust. (l)
(f)	Registrant’s Agreement and Declaration of Trust dated April 7, 2010. (b)
2	Registrant’s By-Laws dated April 7, 2010. (b)
3	Not Applicable
4	Plan of Reorganization is included in Appendix A to the Combined Prospectus/Information Statement included in this registration statement.
5	Portions of the Agreement and Deed of Trust and By-Laws defining the rights of shareholders. (a)
6 (a)	Investment Management Agreement between the Registrant and Mirae Asset Global Investments (USA) LLC. (f)
(b)	Amendment to the Investment Management Agreement. (g)
(c)	Amendment 3 to the Investment Management Agreement. (i)
(d)	Amendment 4 to the Investment Management Agreement. (m)
(e)	Amendment 5 to the Investment Management Agreement.(o)
(f)	Sub-Management Agreement between Mirae Asset Global Investments (USA) LLC (“Mirae Asset USA”) and Mirae Asset Global Investments (Hong Kong) Ltd. (“Mirae Asset Hong Kong”). (f)
(g)	Expense Limitation Agreement. (f)
(h)	Amendment No. 1 to the Expense Limitation Agreement. (f)
(i)	Amendment No. 2 to the Expense Limitation Agreement. (g)
(j)	Third Amendment to Schedule A of Expense Limitation Agreement. (i)
(k)	Fourth Amendment to Schedule A of Expense Limitation Agreement. (i)
(l)	Fifth Amendment to Schedule A of Expense Limitation Agreement.(j)
(m)	Sixth Amendment to Schedule A of Expense Limitation Agreement.(k)
(n)	Seventh Amendment to Schedule A of Expense Limitation Agreement. (l)
(o)	Eighth Amendment to Schedule A of Expense Limitation Agreement. (m)
(p)	Ninth Amendment to Schedule A of Expense Limitation Agreement.(o)
(q)	Tenth Amendment to Schedule A of Expense Limitation Agreement(p)
7 (a)	Distribution Agreement between the Registrant and Funds Distributor, LLC. (f)
(b)	Second Amendment to the Distribution Agreement. (g)
(c)	Third Amendment to the Distribution Agreement. (m)
(d)	Novation to Distribution Agreement between Registrant and Funds Distributor, LLC (p)
(e)	Distribution Services Agreement between Mirae Asset USA and Funds Distributor, LLC. (f)
(f	First Amendment to the Distribution Services Agreement. (g)
(g)	Form of Selling Group Member Agreement. (c)
(h)	Form of Dealer Agreement. (c)
8	Not applicable.
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9 (a)	Global Custodial Services Agreement between the Registrant and Citibank, N.A. (f)
(b)	Third Revised Appendix A to the Global Custodial Services Agreement between the Registrant and Citibank, N.A. (m)
(c)	Uncommitted Demand Line of Credit Facility between the Registrant and Citibank, N.A.(p)
10(a)	Amended Class A Shares Distribution Plan Pursuant to Rule 12b-1. (m)
(b)	Amended Class C Shares Distribution Plan Pursuant to Rule 12b-1. (m)
11(a)	Opinion and Consent of Drinker Biddle & Reath LLP, with respect to the legality of securities being represented. (1)
(b)	Consent of Drinker Biddle & Reath LLP. (1)
12	Form of Opinion and Consent of Drinker Biddle & Reath LLP, with respect to tax matters.*
13	Not applicable.
14	Consent of Independent Certified Public Accounting Firm. (1)
15	Not applicable.
16	Powers of Attorney. (1)
17	Other Exhibits
17(a)	Prospectus dated August 28, 2017, as supplemented to date, for the Mirae Asset Discovery Funds as filed with the Securities and Exchange Commission (“SEC”) on August 28, 2017 (Registration Nos. 333-166018 and 811-22406, EDGAR accession number 0001447572-17-000038) and incorporated herein by reference.
17(b)	Statement of Additional Information dated August 28, 2017, as supplemented to date, for the Mirae Asset Discovery Funds as filed with the Securities and Exchange Commission (“SEC”) on August 28, 2017 (Registration Nos. 333-166018 and 811-22406, EDGAR accession number 0001447572-17-000038) and incorporated herein by reference.
17(c)	Audited financial statements and financial highlights and related Report of Independent Registered Public Accounting Firm for the Mirae Asset Discovery Funds for the year ended April 30, 2017 as filed with the SEC with Mirae Asset Discovery Funds’ Certified Shareholder Report on July 7, 2017 (Registration Nos. 333-166018 and 811-22406, EDGAR accession number 0001447572-17-000025) and incorporated herein by reference. No other parts of the Mirae Asset Discovery Funds’ Annual Report are incorporated herein by reference.

(a)	Sections 2.9, 2.10, 2.11, 2.12, 2.13, 2.14, 2.15, 3.2, 3.7, 3.8, 3.9, 6.1, 6.2, 6.3, 6.4, 6.5, 6.6, 6.7, 7.1, 7.2, 8.3, 9.2, 9.4, 9.6 of the Registrant’s Agreement and Deed of Trust; Sections 11.1, 11.2 and 11.7 of the Registrant’s By-Laws
(b)	Filed on April 13, 2010 as an exhibit to the Registrant’s initial Registration Statement on Form N-1A under the Securities Act of 1933, as amended (File No. 333-166018) (the “Registration Statement”)
(c)	Filed on August 19, 2010 as an exhibit to Pre-Effective Amendment No. 1 to the Registration Statement.
(d)	Filed on September 15, 2010 as an exhibit to Pre-Effective Amendment No. 2 to the Registration Statement.
(e)	Filed on January 26, 2011 as an exhibit to Post-Effective Amendment No. 4 to the Registration Statement.
(f)	Filed on August 29, 2011 as an exhibit to Post-Effective Amendment No. 13 to the Registration Statement.
(g)	Filed on January 31, 2012 as an exhibit to Post-Effective Amendment No. 23 to the Registration Statement.
(h)	Filed on February 29, 2012 as an exhibit to Post-Effective Amendment No. 27 to the Registration Statement.
(i)	Filed on August 28, 2012 as an exhibit to Post-Effective Amendment No. 33 to the Registration Statement.
(j)	Filed on August 28, 2013 as an exhibit to Post-Effective Amendment No. 35 to the Registration Statement.
(k)	Filed on August 28, 2014 as an exhibit to Post-Effective Amendment No. 37 to the Registration Statement.
(l)	Filed on August 28, 2015 as an exhibit to Post-Effective Amendment No. 40 to the Registration Statement.
(m)	Filed on November 16, 2015 as an exhibit to Post-Effective Amendment No. 43 to the Registration Statement.
(n)	Filed on December 16, 2015 as an exhibit to Post-Effective Amendment No. 45 to the Registration Statement.
(o)	Filed on August 26, 2016 as an exhibit to Post-Effective Amendment No. 46 to the Registration Statement.
(p)	Filed on August 28, 2017 as an exhibit to Post-Effective Amendment No. 48 to the Registration Statement.
(1)	Filed on September 20, 2017 as exhibit to the Registrant’s Registration Statement on Form N-14 (File No. 333-220546).
*	Filed herewith.

Item 17.	Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post- effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

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SIGNATURES

As required by the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registration Statement has been signed on behalf of the Registrant, in the City of New York and the State of New York, on the 6th day of December, 2017.

MIRAE ASSET DISCOVERY FUNDS

By:  /s/ Peter T. C. Lee

Peter T. C. Lee

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Peter T. C. Lee	Trustee and President	December 6, 2017
Peter T. C. Lee	(Principal Executive Officer)

/s/ Joel Engle	Treasurer	December 6, 2017
Joel Engle	(Principal Financial and Accounting Officer)

John F. McNamara*	Trustee
John F. McNamara

Keith M. Schappert*	Trustee
Keith M. Schappert

Enrique R. Arzac*	Trustee
Enrique R. Arzac

* By:	/s/ Ioannis Tzouganatos	December 6, 2017
Ioannis (John) Tzouganatos
as Attorney-In-Fact pursuant to Power of Attorney

Exhibit Index

Exhibit No.	Description

(12)	Opinion and Consent of Drinker Biddle & Reath LLP with respect to tax matters.